Consolidated Statements of Stockholders' (Deficiency) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series B Preferred Stock [Member]
Balance
Balance, shares
Issuance of Preferred B stock in satisfaction of deferred compensation	$ 31,000
Issuance of Preferred B stock in satisfaction of deferred compensation, shares	31,000
Issuance of common stock relating to Officer Employment Agreement
Issuance of common stock relating to Officer Employment Agreement, shares
Convertible Note Conversions
Convertible Note Conversions, shares
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020, shares
Warrant Cashless Exercise
Warrant Cashless Exercise, shares
Issuance of Common Shares relating to Officer Employment Agreement
Issuance of Common Shares relating to Officer Employment Agreement, shares
Net loss
Balance	$ 31,000
Balance, shares	31,000
Common Stock [Member]
Balance	$ 10,505	$ 10,505
Balance, shares	105,051,540	105,051,540
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of Preferred B stock in satisfaction of deferred compensation, shares
Issuance of common stock relating to Officer Employment Agreement	$ 84
Issuance of common stock relating to Officer Employment Agreement, shares	840,000
Convertible Note Conversions	$ 1,266
Convertible Note Conversions, shares	12,662,039
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020	$ 1,000
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020, shares	10,000,000
Warrant Cashless Exercise	$ 26
Warrant Cashless Exercise, shares	262,481
Issuance of Common Shares relating to Officer Employment Agreement	$ 103
Issuance of Common Shares relating to Officer Employment Agreement, shares	1,020,000
Net loss
Balance	$ 12,984	$ 10,505
Balance, shares	129,836,060	105,051,540
Additional Paid-in Capital [Member]
Balance	$ 2,913,369	$ 2,913,369
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock relating to Officer Employment Agreement	33,516
Convertible Note Conversions	247,364
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020	162,000
Warrant Cashless Exercise	(26)
Issuance of Common Shares relating to Officer Employment Agreement	18,665
Net loss
Balance	3,374,888	2,913,369
Accumulated Deficit [Member]
Balance	(7,043,784)	(6,951,408)
Issuance of Preferred B stock in satisfaction of deferred compensation
Net loss	(732,570)	(92,376)
Balance	(7,776,354)	(7,043,784)
Balance	(4,119,910)	(4,027,534)
Issuance of Preferred B stock in satisfaction of deferred compensation	31,000
Issuance of common stock relating to Officer Employment Agreement	33,600
Convertible Note Conversions	248,630
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020	163,000
Warrant Cashless Exercise
Issuance of Common Shares relating to Officer Employment Agreement	18,768
Net loss	(732,570)	(92,376)
Balance	$ (4,357,482)	$ (4,119,910)